REVENUES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF REVENUE FROM SERVICES

	Year Ended December 31
	2023	2022	2021

Revenues from services:
Revenues from services	$1,730	$1,364	$1,548
Revenues from leasing	433	341	387
Precision metal parts:
Revenues from sales of precision metal parts	3,084	3,958	-
Smart Carts:
Revenues from smart carts project	6,128	3,688	750
	11,375	9,351	2,685